TAXATION - Income tax expense (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
TAXATION
Current income tax expense		¥ 1,425	¥ 1,453	¥ 454
Deferred tax expense/(benefit)	$ (92)	(632)	(168)	28
Income tax expense	$ 115	¥ 793	¥ 1,285	¥ 482
Percentage decrease in income tax expense	41.00%	41.00%	36.00%	(28.00%)